                                          ANNUAL REPORT    JUNE 30, 2001

COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

FUND TYPE Money market

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. However, COMMAND Money Fund invests in a diversified portfolio of money market instruments maturing in 13 months or less, while COMMAND Government Fund invests in a portfolio of U.S. government securities maturing in 13 months or less. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities, and their agencies (or authorities). Some securities may pay income that is subject to the federal alternative minimum tax (AMT). There can be no assurance that the Fund will achieve its investment objective.

Fund Facts                                                As of 6/30/01

                                  7-Day        Net Asset    Weighted Avg.     Net Assets
                             Current Yield    Value (NAV)    Mat. (WAM)       (Millions)
COMMAND Money                   3.70%            $1.00        66 Days         $16,408
iMoneyNet, Inc.
Taxable Prime Retail Avg.1      3.46%            $1.00         61 Days          N/A
COMMAND Government              3.47%            $1.00         65 Days        $   782
iMoneyNet, Inc.
Government & Agency Retail
  Avg.1                         3.46%            $1.00         49 Days          N/A
COMMAND Tax-Free                2.53%            $1.00         48 Days        $ 1,745
iMoneyNet, Inc.
Tax-Free National Retail Avg.2  2.61%            $1.00         35 Days          N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1 iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category and the iMoneyNet, Inc. Gov't & Agency
  Retail Average category as of June 26, 2001, the closest date to the end of our reporting period.

2 iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of June 25, 2001, the closest date to the end of our reporting period.

(LOGO)                                        August 14, 2001

Dear Shareholder,
The disparate performances of U.S. financial markets during our fiscal year that ended June 30, 2001 underscore the importance of having a diversified portfolio of investments. A money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that might help offset the negative returns generated by volatile markets.

During the reporting period, money market yields tumbled as the Federal Reserve (the Fed) repeatedly reduced short-term interest rates to stimulate U.S. economic growth. Because yields on money market funds decline with a lag during times when the Fed eases monetary policy, and because of a desire to escape heightened volatility in the stock market, many investors placed cash in money market funds. This trend led to a considerable increase in money market fund assets, particularly in the first quarter of 2001, according to industry data.

By analyzing trends in interest rates and in the relative value of various kinds of money market securities, the Money Markets Sector team made decisions that helped COMMAND Money Fund, COMMAND Government Fund, and COMMAND Tax-Free Fund provide competitive yields and maintain their $1-per-share NAVs.

We explain conditions in the money markets and each COMMAND
Fund's investments on the following pages. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

David R. Odenath, Jr., President
Command Funds
                                                              1

COMMAND Funds    COMMAND Money Fund

           Annual Report    June 30, 2001

INVESTMENT ADVISER'S REPORT

COMMAND MONEY FUND
During our fiscal year that began July 1, 2000, yields on money market securities fell sharply, which drove their prices higher. This trend proceeded at a gradual pace for much of the first half of the reporting period, then accelerated in the second half as the Fed cut short-term interest rates.

Fed policymakers had initially left short-term rates unchanged for the rest of 2000 because they hoped economic growth would gradually slow to a more sustainable pace and inflation would remain in check. With the Fed pursuing a steady monetary policy, we bought bank and corporate securities in the summer of 2000 that would mature in three to six months.

Our purchases lengthened COMMAND Money Fund's weighted average maturity (WAM) until it was longer than that of its competitive average. (WAM measures a fund's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held by a fund.) COMMAND Money Fund's longer-than-average WAM helped its yield to remain higher for a longer time as money market yields began to decline sharply in December after the Fed hinted that it might ease monetary policy.

INVESTING IN A DECLINING-RATE ENVIRONMENT
The trend toward lower money market yields intensified in early 2001 because the Fed reduced short-term rates by one half of a percentage point on January 3 and January 31. Fed policymakers acted decisively because economic growth nearly stalled instead of slowing to a more sustainable pace. The Fed hoped that cutting rates would encourage economic activity by making loans more affordable for businesses and individuals.

Yields on money market securities maturing in one year are
normally higher than yields on securities maturing in three
months because of the greater risk associated with longer-term investments. But because the Fed was
                                   www.prudential.com    (800) 225-1852

expected to continue reducing short-term rates, one-year securities yielded far less than three-month securities in the winter of 2001. This anomaly is known as an inverted money market yield curve.

With the unusual shape of the money market yield curve predicting further declines in short-term rates, we primarily bought three-month securities in March that positioned COMMAND Money Fund's WAM slightly longer than average. This strategy helped to insulate COMMAND Money Fund from the steep decline in money market yields that continued because the Fed implemented half-point rate cuts on March 20, April 18, and May 15. Yields also fell as investors fled volatile conditions in the stock market and placed cash in money market funds.

The five moves by the Fed led some investors to wonder if it had nearly finished its current round of rate cuts. Therefore, although the overall level of money market yields declined, the shape of the money market yield curve gradually returned to a positive slope in the spring of 2001. (That means that yields on securities maturing in one year were once again higher than yields on securities maturing in three months.) With this development, and given our belief that further rate cuts were forthcoming, we felt more comfortable significantly extending COMMAND Money Fund's WAM in June by purchasing one-year bank securities that offered good relative value.

The Fed next acted on June 27, when it reduced rates by a quarter of a percentage point. In a statement announcing this change in monetary policy, the central bank hinted that it was poised to ease credit further if necessary.

LOOKING AHEAD
We plan to maintain a longer-than-average WAM until there are clear signs that the anticipated economic recovery is under way. This strategy may help COMMAND Money Fund's yield remain higher for a longer time if the Fed cuts rates again and money market yields decline even further.

COMMAND Funds    COMMAND Government Fund

            Annual Report    June 30, 2001

INVESTMENT ADVISER'S REPORT

COMMAND GOVERNMENT FUND
The Fed's efforts to revive the U.S. economy along with strong investor demand for a shrinking supply of U.S. Treasury bills drove yields on money market securities lower (and their prices higher) during our fiscal year.

In order to lock in yields before they moved sharply lower, we bought federal agency securities during the summer and early autumn of 2000 that would mature in six months to one year. Our purchases positioned the COMMAND Government Fund's weighted average maturity (WAM) significantly longer than that of its competitive average for the remainder of 2000. (WAM measures a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity and quantity of each security held by a fund.)
This strategy helped COMMAND Government Fund's yield remain higher for a longer time as money market yields began to decline rapidly in December because the Fed indicated that it was considering cutting short-term interest rates.

INVESTING IN A DECLINING-RATE ENVIRONMENT
This trend toward lower yields accelerated in 2001 when the Fed reduced rates by one-half of a percentage point on January 3 and January 31. It moved aggressively to stimulate growth because the economy appeared headed for a severe downturn. Yields on government securities maturing in one year are normally higher than yields on government securities maturing in three months due to the greater risk associated with longer-term investments. But because the Fed was expected to continue cutting rates, one-year securities yielded far less than three-month securities. This anomaly is known as an inverted short-term government yield curve.

With the unusual shape of the short-term government yield
curve predicting further rate cuts, in March 2001, we
primarily bought federal agency securities maturing in three months. More half-point reductions in rates occurred
                                       www.prudential.com    (800) 225-1852

on March 20, April 18, and May 15. These moves led some investors to wonder if the Fed was nearly finished with its current round of rate cuts. Therefore, although the overall level of yields fell, the shape of the short-term government yield curve temporarily assumed a positive slope in the spring of 2001.
(That means that yields on one-year securities were once again higher than yields on three-month securities.) With this development, and given our belief that further rate cuts were forthcoming, we felt comfortable extending COMMAND Government Fund's WAM in April by purchasing six-month and one-year federal agency securities.

In response to the rate cuts, yields on short-term government securities declined as investors sought shelter from heightened stock market volatility by pouring cash into money funds, many of which invest in U.S. Treasury bills. At the same time, the supply of Treasury bills shrank primarily because the U.S. government eliminated its auction of Treasury bills maturing in one year. Strong demand combined with the dwindling supply of Treasury bills caused their prices to soar and their yields to tumble.

Although we chose not to invest directly in Treasury bills, in 2000, we had purchased federal agency securities whose rates adjust periodically based upon the rates of comparable Treasury bills. However, as the voracious appetite for Treasury bills pushed their yields to unattractively low levels, federal agency securities whose rates are tied to Treasury bills also became a less attractive investment alternative. We therefore allowed some of them to mature in 2001.

LOOKING AHEAD
The Fed cut rates by a quarter of a percentage point on June
27 and hinted it stood ready to ease credit further if necessary. Therefore, we plan to maintain a longer-than-average WAM until there are clear signs that the anticipated economic recovery is under way. This strategy may help COMMAND Government Fund's yield remain higher for a longer time if the Fed lowers rates again and money market yields decline even further.

COMMAND Funds    COMMAND Tax-Free Fund

         Annual Report    June 30, 2001

INVESTMENT ADVISER'S REPORT

COMMAND TAX-FREE FUND
Investors in the municipal money market needed to be particularly adroit during our fiscal year. In addition to seasonal periods when demand for securities greatly exceeded their supply, the Fed embarked on an aggressive campaign to ease U.S. monetary policy that drove yields on tax-exempt money market securities sharply lower (and their prices higher). Because we anticipated this trend, we positioned COMMAND Tax-Free Fund so that it was well fortified against this dramatic decline in yields.

One of the seasonal supply/demand imbalances occurred in July 2000. A large number of municipal money market securities matured between late June and mid-July, causing billions of dollars of securities to temporarily leave the market. Meanwhile, the proceeds from coupon payments and from matured municipal bonds were paid at the beginning of July. Bondholders often re-invested such monies temporarily in the tax-exempt money market, exacerbating the shortage of securities and the temporary drop in yields known as the "July Effect".

Fortunately, we had prepared COMMAND Tax-Free Fund for the "July Effect" by purchasing longer-term, tax-exempt commercial paper prior to the start of our fiscal year when yields were much higher. Our purchases during this time helped prepare the COMMAND Tax-Free Fund for the lower-interest-rate environment that developed in 2001.

MANAGING IN A DECLINING-RATE ENVIRONMENT
Municipal money market yields declined dramatically in early 2001 for two reasons. First, the Fed cut short-term interest rates on January 3 and January 31, hoping that lower borrowing costs for businesses and individuals could help revitalize a lackluster U.S. economy. Second, many investors put cash received from bond calls, maturing bonds, and coupon payments into tax-exempt money funds, including ours.

                               www.prudential.com    (800) 225-1852

We used the new monies to take advantage of buying opportunities in early February because tax-exempt money market yields had rebounded from the bottom and temporarily hovered at higher levels. Our purchases of securities maturing in one year extended COMMAND Tax-Free Fund's weighted average maturity (WAM). WAM measures a fund's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held by a fund.

Although yields continued to trend downward, there was another brief period in which tax-exempt money market yields edged moderately higher and provided attractive buying opportunities. It occurred at the end of April, when the supply of municipal money market securities increased as portfolio managers sold them to have cash to meet shareholder redemptions during tax season. We bought attractively priced tax-exempt commercial paper scheduled to mature in August, September, and October of 2001.

These investments again extended COMMAND Tax-Free Fund's WAM, which remained longer than average throughout the first six months of 2001. This strategy helped to cushion Command Tax-Free Fund against the impact of falling rates associated with the additional easing of monetary policy. The Fed cut rates again on March 20, April 18, May 15, and June 27. Short-term rates were reduced by a total of 2.75 percentage points.

LOOKING AHEAD
With the quarter-point cut in June, the Fed could be signaling that it is close to the end of the current easing cycle. It is possible that we will see one or two more rate cuts before the end of 2001, but we believe that the Fed's aggressive easing will soon have its intended effect, and the economy will begin a new growth cycle.

Command Funds Management Team

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Bank Notes  1.2%
              Bank One NA,
$   70,000    3.97%, 9/6/01                                       $       70,002,303
    38,000    6.80%, 9/17/01                                              38,134,437
    92,000    Comerica Bank NA,
              4.031%, 7/6/01                                              92,000,071
                                                                  ------------------
                                                                         200,136,811
-------------------------------------------------------------------------------------
Certificates of Deposit--Domestic  18.8%
    30,000    ABN AMRO Bank,
              4.88%, 9/7/01                                               29,998,858
    44,000    Banca Intesa,
              4.68%, 7/10/01                                              43,999,769
    75,000    BA Holding AG,
              4.85%, 9/4/01                                               74,992,780
    72,000    Bank of Nova Scotia,
              4.28%, 7/2/01                                               71,999,960
    50,000    Barclays Bank PLC,
              5.19%, 9/10/01                                              50,025,989
    94,000    Bayerische Hypotheken-und Wechsel-Bank AG,
              4.02%, 8/9/01                                               94,001,747
              Canadian Imperial Bank of Commerce,
   350,000    4.12%, 5/31/02                                             349,937,672
    50,000    4.055%, 7/12/02                                             49,995,000
   426,000    Deutsche Bank AG,
              3.84%, 12/7/01                                             426,000,000
    70,000    Dexia Bank,
              5.21%, 8/21/01                                              70,000,000
    91,000    First Tennessee Bank NA,
              4.30%, 7/24/01                                              91,000,000
    33,000    First Union National Bank
              4.294%, 8/1/01(a)                                           32,998,033
   280,000    J.P. Morgan Chase,
              3.80%, 9/12/01                                             280,000,000
              Landesbank Baden Wurttemberg,
    64,000    5.38%, 7/26/01                                              64,004,629
    52,000    5.30%, 8/1/01                                               52,001,308
    50,000    5.19%, 8/16/01                                              49,997,944

    8                                   See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Merita Bank PLC,
$  128,000    5.26%, 8/1/01                                       $      128,001,074
    55,000    4.735%, 9/20/01                                             55,000,000
   433,000    Paribas,
              4.56%, 9/21/01                                             433,000,000
   270,000    Rabobank Nederland,
              4.105%, 7/5/02                                             269,973,515
              Svenska Handelsbanken AB,
    71,000    5.28%, 7/31/01                                              71,001,109
    42,000    4.11%, 7/8/02                                               42,000,000
   255,000    UBS AG,
              4.135%, 6/3/02                                             254,965,647
                                                                  ------------------
                                                                       3,084,895,034
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  9.9%
   200,000    Abbey National Treasury Services PLC,
              3.77%, 9/18/01                                             200,030,269
    65,000    Bank Brussels Lambert,
              5.31%, 7/2/01                                               65,000,035
              Barclays Bank PLC,
    80,000    3.79%, 9/14/01                                              80,014,546
   100,000    3.775%, 12/14/01                                           100,000,000
   200,000    3.79%, 12/14/01                                            200,008,689
   193,000    Citibank NA,
              6.10%, 7/3/01                                              193,000,729
   168,000    Commerzbank,
              3.75%, 12/19/01                                            168,039,163
   200,000    Deutsche Bank AG,
              4.57%, 9/27/01                                             200,000,000
    37,000    KBC Bank NV,
              5.38%, 7/26/01                                              37,002,637
    50,000    Landesbank Baden Wurttemberg,
              5.21%, 1/31/02                                              50,002,611
   325,000    Westdeutsche Landesbank,
              4.38%, 7/2/01                                              325,000,000
                                                                  ------------------
                                                                       1,618,098,679

    See Notes to Financial Statements                                      9

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  9.5%
$   45,000    Bank of Nova Scotia,
              5.72%, 7/5/01                                       $       45,000,000
   190,000    Bayerische Hypotheken-und Wechsel-Bank AG,
              4.05%, 8/16/01                                             190,000,000
   201,000    Commerzbank,
              4.75%, 7/23/01                                             201,000,000
   275,000    Dexia Bank,
              3.80%, 9/13/01                                             275,000,000
    35,000    Landesbank Baden Wurttemberg,
              4.24%, 7/27/01                                              34,999,186
    60,000    Lloyds Bank PLC,
              3.92%, 8/30/01                                              60,002,971
    50,000    Norddeutsche Landesbank,
              4.40%, 7/20/01                                              50,000,000
   200,000    Paribas,
              3.78%, 12/14/01                                            200,000,000
   300,000    Societe Generale,
              4.00%, 8/16/01                                             300,000,000
   200,000    UBS AG,
              7.125%, 7/5/01                                             199,999,069
                                                                  ------------------
                                                                       1,556,001,226
-------------------------------------------------------------------------------------
Commercial Paper  39.0%
     8,674    Allianz of America, Inc.,
              3.75%, 8/15/01                                               8,633,341
    67,000    American General Finance Corp.,
              4.20%, 9/14/01                                              66,413,750
    35,000    American Home Products Corp.,
              3.80%, 8/9/01                                               34,855,917
              Amsterdam Funding Corp.,
    50,000    4.30%, 7/2/01                                               49,994,028
    86,841    4.15%, 7/9/01                                               86,760,913
    34,000    BAE Systems Holdings, Inc.,
              3.73%, 8/23/01                                              33,813,293
    55,000    Banc One Financial Corp.,
              3.73%, 8/22/01                                              54,703,672

    10                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$  194,000    BankAmerica Corp.,
              4.99%, 7/27/01                                      $      193,300,845
    22,299    Barton Capital Corp.,
              3.90%, 7/27/01                                              22,236,191
              BBL North America Funding Corp.,
    12,000    4.59%, 7/11/01                                              11,984,700
   100,000    4.59%, 7/13/01                                              99,847,000
     4,116    3.75%, 7/24/01                                               4,106,139
    50,000    BCI Funding Corp.,
              5.09%, 8/16/01                                              49,674,806
    53,000    BHF Finance, Inc.,
              3.79%, 12/3/01                                              52,135,143
    33,000    Black Forest Funding Corp.,
              3.73%, 7/27/01                                              32,911,102
              Blue Ridge Asset Funding Corp.,
    24,030    3.95%, 7/12/01                                              24,000,997
    30,125    3.71%, 7/25/01                                              30,050,491
    90,000    BNP Paribas Finance Inc.,
              3.81%, 9/4/01                                               89,380,875
    64,000    BOSCH,
              4.28%, 7/20/01                                              63,855,431
              Brahms Funding Corp.,
    65,563    4.04%, 7/16/01                                              65,452,636
   131,000    4.00%, 7/19/01                                             130,738,000
              Caisse Nationale Des Caisses,
    88,000    4.36%, 7/19/01                                              87,808,160
   110,000    4.27%, 7/24/01                                             109,699,914
    50,000    4.36%, 7/24/01                                              49,860,722
              Centric Capital Corp.,
    74,547    3.88%, 7/13/01                                              74,450,586
    15,000    4.26%, 7/23/01                                              14,960,950
   100,000    3.83%, 7/30/01                                              99,691,472
   100,000    CIT Group, Inc.,
              3.78%, 9/10/01                                              99,254,500

    See Notes to Financial Statements                                     11

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Clipper Receivables Corp.,
$   10,488    3.88%, 7/11/01                                      $       10,476,696
    16,512    3.88%, 7/12/01                                              16,492,424
    67,000    3.96%, 7/12/01                                              66,918,930
              Commerzbank,
    38,000    4.78%, 9/4/01                                               37,672,039
   100,000    4.78%, 9/7/01                                               99,097,111
    40,000    Corporate Asset Funding Co.,
              3.80%, 7/23/01                                              39,907,111
    47,000    Danske Corp.,
              3.79%, 11/21/01                                             46,292,428
    75,000    Den Norske Bank,
              3.78%, 11/6/01                                              73,992,000
    91,000    Dexia CLF Finance Co.,
              4.58%, 7/11/01                                              90,884,228
    25,105    Dover Corp.,
              3.80%, 7/23/01                                              25,046,701
    50,000    Dresdner U.S. Finance, Inc.,
              4.10%, 10/24/01                                             49,345,139
   227,321    Edison Asset Securitization LLC,
              3.71%, 7/26/01                                             226,735,333
              Enterprise Funding Corp.,
     7,772    5.17%, 7/31/01                                               7,738,516
    69,053    3.80%, 8/15/01                                              68,724,998
              Falcon Asset Securitization Corp.,
   200,090    3.99%, 7/10/01                                             199,890,410
    50,000    3.70%., 9/17/01                                             49,599,167
    74,000    Fleet Funding Corp.,
              3.93%, 7/18/01                                              73,862,668
              Ford Motor Credit Co.,
   100,000    4.25%, 7/13/01                                              99,858,000
    34,000    4.25%, 7/20/01                                              33,923,736
              Forrestal Funding Master Trust,
    80,000    3.96%, 7/12/01                                              79,903,200
    50,000    3.95%, 7/17/01                                              49,912,222
   124,789    3.80%, 7/26/01                                             124,459,696
    29,000    3.77%, 7/27/01                                              28,921,039

    12                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   15,000    Fortis Funding LLC,
              3.69%, 7/24/01                                      $       14,964,637
              GE Capital International Funding,
   172,000    3.71%, 7/26/01                                             171,556,861
   150,000    3.71%, 8/16/01                                             149,288,917
    50,000    4.45%, 9/21/01                                              49,493,194
              General Electric Capital Corp.,
   161,000    4.22%, 7/20/01                                             160,641,417
   200,000    3.70%, 8/16/01                                             199,054,445
    51,000    General Re Corp.,
              4.07%, 10/26/01                                             50,325,397
              Halifax PLC,
    32,000    3.75%, 8/2/01                                               31,893,333
    46,000    3.71%, 9/10/01                                              45,663,421
    40,000    Homeside Lending, Inc.
              3.78%, 8/2/01                                               39,865,600
   100,000    International Nederlanen U.S. Fund Corp.,
              3.95%, 7/11/01                                              99,890,278
    40,185    Intrepid Funding Master Trust,
              3.99%, 7/12/01                                              40,136,008
              Landes Bank,
    17,000    4.28%, 7/5/01                                               16,991,916
    30,000    4.23%, 7/25/01                                              29,915,400
   123,321    Lone Star Funding LLC,
              3.78%, 7/23/01                                             123,036,128
    48,646    Market Street Funding Corp.,
              3.96%, 7/12/01                                              48,587,138
    25,000    Nationwide Building Society,
              5.14%, 7/24/01                                              24,917,903
    66,000    Old Line Funding Corp.,
              3.88%, 7/16/01                                              65,893,300
              PNC Funding Corp.,
   150,000    3.85%, 7/11/01                                             149,839,584
    66,000    3.76%, 7/27/01                                              65,820,773
              Sao Paulo U.S. Finance Company,
    50,000    4.23%, 7/20/01                                              49,888,375
    50,000    5.15%, 7/27/01                                              49,814,028
    20,000    3.96%, 8/15/01                                              19,901,000

    See Notes to Financial Statements                                     13

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Sheffield Receivables Corp.,
$   50,656    3.91%, 7/9/01                                       $       50,611,986
    93,000    3.73%, 7/25/01                                              92,768,740
    64,000    3.82%, 7/31/01                                              63,796,267
    30,070    3.83%, 9/5/01                                               29,858,858
   155,000    Societe Generale,
              3.96%, 8/14/01                                             154,249,800
    49,550    Sony Capital Corp.,
              3.80%, 7/27/01                                              49,414,013
              Swedbank,
    71,000    4.23%, 7/25/01                                              70,799,780
    25,000    3.74%, 8/15/01                                              24,883,125
    10,900    3.86%, 9/5/01                                               10,822,864
    18,885    Sweetwater Capital Corp.,
              3.71%, 7/25/01                                              18,838,291
              Telstra Corp. Ltd.,
    50,000    4.26%, 7/24/01                                              49,863,916
    22,000    4.26%, 7/31/01                                              21,921,900
     8,000    3.96%, 8/2/01                                                7,971,840
    60,975    3.96%, 8/7/01                                               60,726,832
    15,625    Textron Financial Corp.,
              3.78%, 7/11/01                                              15,608,594
    35,330    Thunder Bay Funding, Inc.,
              3.90%, 7/16/01                                              35,272,589
              Triple A One Funding Corp.,
    32,229    4.25%, 7/3/01                                               32,221,390
    43,205    3.75%, 7/18/01                                              43,128,491
              Tulip Funding Corp.,
    48,892    4.28%, 7/23/01                                              48,764,120
    55,000    3.70%, 9/18/01                                              54,553,431
   212,261    UBS AG,
              4.25%, 7/2/01                                              212,235,941
    45,840    Variable Funding Capital Corp.,
              3.70%, 9/12/01                                              45,496,073
    50,000    Verizon Network Funding Corp.,
              4.17%, 8/16/01                                              49,733,583

    14                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Volkswagon of America,
$   42,624    3.90%, 7/16/01                                      $       42,554,736
     3,353    3.68%, 7/25/01                                               3,344,774
    68,000    Windmill Funding Corp.,
              4.15%, 7/9/01                                               67,937,289
                                                                  ------------------
                                                                       6,394,987,642
-------------------------------------------------------------------------------------
Loan Participations  0.1%
              Georgia Power Co.,
               3.89%, 8/10/01(c)
    22,000    (cost $22,000,000; Purchased 6/21/01)                       22,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  18.9%
              Allstate Life Insurance Co.,
               4.484%, 8/1/01(a)(c)
    84,000    (cost $84,000,000; purchased 5/1/01)                        84,000,000
   101,000    Associates Corp. of North America,
              4.919%, 7/3/01(a)                                          101,020,695
    51,300    Bank One Corp.,
              4.201%, 7/9/01(a)                                           51,360,003
              Bank One NA,
    39,000    4.79%, 7/13/01(a)                                           39,002,319
    12,000    4.44%, 7/31/01(a)                                           12,007,677
    65,000    Bishop Gate Residential Mortgage,
              4.001%, 7/20/01(a)                                          65,000,000
   206,000    CIT Group, Inc.
              4.694%, 7/16/01(a)                                         205,988,282
              GE Capital International Funding,
               3.931%, 7/20/01(a)(c)
    93,000    (cost $93,000,000; Purchased 7/20/00)                       93,000,000
   593,000    Goldman Sachs & Co.,
              4.04%, 9/17/01(a)                                          593,000,000
    42,000    J.P. Morgan Chase,
              3.82%, 9/24/01                                              42,032,679
              Merrill Lynch & Co., Inc.,
    78,000    4.025%, 7/9/01(a)                                           78,000,000

    See Notes to Financial Statements                                     15

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$  138,000    3.951%, 7/11/01(a)                                  $      137,977,359
    10,000    4.091%, 7/11/01(a)                                          10,004,472
    50,000    4.751%, 7/11/01(a)                                          50,022,117
    45,000    3.99%, 7/13/01                                              44,999,072
    21,000    3.99%, 7/16/01                                              21,000,390
    25,000    4.394%, 8/1/01(a)                                           25,013,874
    40,000    4.656%, 8/27/01(a)                                          40,077,924
   131,000    3.888%, 9/10/01(a)                                         131,000,000
              Metropolitan Life Insurance Co.,
               4.956%, 7/2/01(a)(c)
    60,000    (cost $60,000,000; Purchased 10/24/00)                      60,000,000
              4.394%, 8/1/01(a)(c)
    58,000    (cost $58,000,000; Purchased 2/7/01)                        58,000,000
              Morgan Stanley,
   297,000    4.005%, 7/16/01(a)                                         297,000,000
    32,300    4.465%, 7/30/01(a)                                          32,333,607
     9,952    Nissan Auto Receivables,
              5.523%, 8/15/01                                              9,952,040
    66,000    People's Gas Light & Coke Co.,
              4.06%, 9/13/01                                              66,019,898
   189,000    Restructured Asset Securities,
              4.02%, 7/13/01                                             189,000,000
              Short-Term Repackaged Asset Trust, 1998-E,
               4.00%, 7/18/01(c)
   114,000    (cost $114,000,000; Purchased 8/18/00)                     114,000,000
    35,000    Strategic Money Market Trust,
              3.91%, 9/13/01                                              35,000,000
              Travelers Property Casualty Co.,
               4.203%, 8/16/01(a)(c)
    25,000    (cost $25,000,000; Purchased 2/16/01)                       25,000,000
   321,000    Unilever Capital Corp.,
              3.97%, 9/7/01                                              321,000,000
              United of Omaha Life Insurance Co.,
               4.093%, 9/5/01(a)(c)
    30,000    (cost $30,000,000; Purchased 12/5/00)                       30,000,000
    49,000    Wells Fargo & Co.,
              4.46%, 7/26/01                                              49,065,874
                                                                  ------------------
                                                                       3,110,878,282

    16                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations  2.4%
              Federal Home Loan Banks
$   69,000    6.75%, 2/1/02                                       $       69,986,395
    75,000    4.98%, 2/5/02                                               74,991,000
   200,000    Federal Home Loan Mortgage Discount Notes,
              5.05%, 7/13/01                                             199,663,333
    36,500    Federal National Mortgage Association,
              6.52%, 10/15/01                                             36,778,283
                                                                  ------------------
                                                                         381,419,011
                                                                  ------------------
              Total Investments  99.8%
               (amortized cost $16,368,416,685(b))                    16,368,416,685
              Other assets in excess of liabilities  0.2%                 39,169,619
                                                                  ------------------
              Net Assets  100%                                    $   16,407,586,304
                                                                  ------------------
                                                                  ------------------

------------------------------
The following abbreviations are used in portfolio descriptions:
AB--Aktiebolag (Swedish Stock Company).
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Company.
NA--National Association (National Bank).
NV--Naamloze Vennootschap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
(a) Variable rate instrument. The maturity date presented for these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $486,000,000. The aggregate value of $486,000,000 was approximately 3.0% of net assets.
    See Notes to Financial Statements                                     17

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of June 30, 2001 was as follows:
Commercial Banks.......................................................   57.3%
Asset Backed Securities................................................   12.0
Security Brokers & Dealers.............................................    8.9
Short-Term Business Credit.............................................    8.4
Federal Credit Agencies................................................    2.3
Bank Holding Companies - Domestic......................................    2.0
Food Products..........................................................    1.9
Life Insurance.........................................................    1.5
Telephone & Communications.............................................    1.4
Motor Vehicle Parts....................................................    1.1
Personal Credit Institutions...........................................    1.0
Fire & Marine Casualty Insurance.......................................    0.5
Electrical Services....................................................    0.4
Records, Tapes & Disks.................................................    0.3
Mortgage Bankers.......................................................    0.2
Pharmaceutical.........................................................    0.2
Construction Equipment.................................................    0.2
Paper & Allied Products................................................    0.1
Aircraft & Parts.......................................................    0.1
                                                                         -----
                                                                          99.8
Other assets in excess of liabilities..................................    0.2
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    18                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2001
--------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value   $16,368,416,685
Receivable for Fund shares sold                                      252,440,396
Interest receivable                                                   82,061,317
Prepaid expenses                                                          65,851
                                                                 ---------------
      Total assets                                                16,702,984,249
                                                                 ---------------
LIABILITIES
Payable to custodian                                                      18,992
Payable for Fund shares repurchased                                  287,299,729
Management fee payable                                                 4,858,199
Distribution fee payable                                               1,698,378
Accrued expenses and other liabilities                                 1,501,882
Dividends payable                                                         20,765
                                                                 ---------------
      Total liabilities                                              295,397,945
                                                                 ---------------
NET ASSETS                                                       $16,407,586,304
                                                                 ---------------
                                                                 ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $   164,075,863
   Paid-in capital in excess of par                               16,243,510,441
                                                                 ---------------
Net assets, June 30, 2001                                        $16,407,586,304
                                                                 ---------------
                                                                 ---------------
Net asset value, offering price and redemption price per share
($16,407,586,304 /16,407,586,304 shares of beneficial interest
($.01 par value) issued and outstanding)                                   $1.00
                                                                 ---------------
                                                                 ---------------

    See Notes to Financial Statements                                     19

      COMMAND Account         COMMAND Money Fund
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    June 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                     $ 937,613,658
                                                                    -------------
Expenses
   Management fee                                                      55,653,826
   Distribution fee                                                    19,429,938
   Transfer agent's fees and expenses                                   4,692,000
   Reports to shareholders                                              1,225,000
   Registration fees                                                    1,000,000
   Custodian's fees and expenses                                          500,000
   Trustees' fees and expenses                                            106,000
   Audit fee                                                               30,000
   Legal fees and expenses                                                 30,000
   Miscellaneous                                                          171,415
                                                                    -------------
      Total expenses                                                   82,838,179
                                                                    -------------
Net investment income                                                 854,775,479
                                                                    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              428,857
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 855,204,336
                                                                    -------------
                                                                    -------------

    20                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Changes in Net Assets

                                                     Year Ended June 30,
                                             ------------------------------------
                                                   2001                2000
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    854,775,479    $    701,539,944
   Net realized gain (loss) on investment
      transactions                                    428,857             (31,937)
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                             855,204,336         701,508,007
                                             ----------------    ----------------
Dividends and distributions to
   shareholders
   (Note 1)                                      (855,204,336)       (701,508,007)
                                             ----------------    ----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed         65,341,831,220      66,034,737,099
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               855,162,002         701,483,686
   Cost of shares reacquired                  (63,278,445,028)    (65,494,128,592)
                                             ----------------    ----------------
   Net increase in net assets from Fund
      share transactions                        2,918,548,194       1,242,092,193
                                             ----------------    ----------------
Total increase                                  2,918,548,194       1,242,092,193
NET ASSETS
Beginning of year                              13,489,038,110      12,246,945,917
                                             ----------------    ----------------
End of year                                  $ 16,407,586,304    $ 13,489,038,110
                                             ----------------    ----------------
                                             ----------------    ----------------

    See Notes to Financial Statements                                     21

      COMMAND Account         COMMAND Money Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $      1.000
Net investment income and net realized gains                               0.055
Dividends and distributions to shareholders                               (0.055)
                                                                  ----------------
Net asset value, end of year                                        $      1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                            5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 16,407,586
Average net assets (000)                                            $ 15,543,950
Ratios to average net assets:
  Expenses, including distribution and service (12b-1) fees                  .53%
  Expenses, excluding distribution and service (12b-1) fees                  .41%
  Net investment income                                                     5.50%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    22                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Financial Highlights Cont'd.

                      Year Ended June 30,
---------------------------------------------------------------
   2000            1999            1998           1997
---------------------------------------------------------------
$     1.000     $     1.000     $    1.000     $    1.000
      0.053           0.048          0.052          0.049
     (0.053)         (0.048)        (0.052)        (0.049)
-----------     -----------     ----------     ----------
$     1.000     $     1.000     $    1.000     $    1.000
-----------     -----------     ----------     ----------
-----------     -----------     ----------     ----------
       5.42%           4.85%          5.31%          5.06%
$13,489,038     $12,246,946     $9,090,289     $6,629,903
$13,178,334     $11,965,069     $7,936,219     $6,078,525
        .53%            .54%           .54%           .57%
        .41%            .41%           .42%           .44%
       5.32%           4.73%          5.19%          4.97%

    See Notes to Financial Statements                                     23

      COMMAND Account         COMMAND Money Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Money Fund (the 'Fund') at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2001

    24                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2001

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Agencies  98.5%
Federal Farm Credit Bank  1.9%
$   14,630    5.875%, 7/2/01                                      $       14,629,622
-------------------------------------------------------------------------------------
Federal Home Loan Bank  27.1%
    18,000    3.89%, 7/2/01(a)                                            17,997,927
    14,000    3.89%, 7/2/01(a)                                            13,998,948
     2,000    6.875%, 7/3/01                                               2,000,001
     1,000    5.655%, 7/10/01                                                999,773
    54,500    4.52%, 7/12/01(a)                                           54,489,504
     8,000    3.73%, 7/18/01(a)                                            7,999,739
    41,500    4.589%, 7/19/01(a)                                          41,491,464
    13,000    3.67%, 7/23/01(a)                                           12,998,572
    11,000    3.70%, 7/25/01(a)                                           11,000,000
     2,120    5.50%, 8/13/01                                               2,216,648
       100    7.39%, 8/22/01                                                 100,109
       500    6.255%, 8/24/01                                                500,224
       300    5.43%, 9/17/01                                                 299,276
     8,000    6.50%, 9/19/01                                               7,998,607
     4,500    4.16%, 5/14/02                                               4,496,699
    15,000    4.25%, 6/7/02                                               14,992,336
     4,000    5.18%, 6/28/02                                               4,038,871
     8,000    6.875%, 7/18/02                                              8,249,326
     6,000    3.90%, 7/19/02                                               6,000,000
                                                                  ------------------
                                                                         211,868,024
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  9.2%
    30,000    3.70%, 8/17/01(a)                                           29,998,300
     5,500    4.40%, 5/8/02                                                5,498,535
    13,000    4.15%, 5/15/02                                              12,998,301
    11,587    5.50%, 5/15/02                                              11,668,864
     2,000    4.20%, 5/16/02                                               1,997,864
    10,000    4.25%, 5/29/02                                               9,997,158
                                                                  ------------------
                                                                          72,159,022
-------------------------------------------------------------------------------------
Federal National Mortgage Association  44.9%
    28,000    3.84%, 7/2/01(a)                                            28,000,000
    50,000    3.845%, 7/2/01(a)                                           50,000,000
    30,000    3.85%, 7/2/01(a)                                            29,997,222
    36,750    3.86%, 7/2/01(a)                                            36,750,000
     1,600    3.97%, 7/5/01(a)                                             1,599,846
     2,000    6.85%, 7/13/01                                               2,001,094
     1,500    6.71%, 7/24/01                                               1,499,886

    See Notes to Financial Statements                                     25

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$    5,500    6.10%, 8/10/01                                      $        5,508,036
    17,000    4.143%, 9/4/01(a)                                           16,997,200
    27,225    4.46%, 9/13/01                                              26,975,407
    50,500    3.76%, 9/18/01(a)                                           50,500,000
    26,500    6.64%, 9/18/01                                              26,502,582
    26,000    6.40%, 9/27/01                                              26,119,676
       500    6.58%, 10/2/01                                                 499,961
       215    5.00%, 10/29/01                                                213,942
     4,000    4.37%, 1/11/02                                               3,905,802
     1,500    5.31%, 1/16/02                                               1,500,772
     6,000    5.35%, 1/18/02                                               6,005,214
    11,325    6.70%, 5/6/02                                               11,526,603
    25,000    4.03%, 6/28/02                                              25,000,000
                                                                  ------------------
                                                                         351,103,243
-------------------------------------------------------------------------------------
Student Loan Marketing Association  15.4%
    14,000    3.881%, 7/3/01(a)                                           13,997,808
    53,000    3.901%, 7/3/01(a)                                           52,994,183
    27,000    3.901%, 7/3/01(a)                                           26,999,608
    22,000    3.95%, 7/3/01(a)                                            22,000,561
     5,000    3.971%, 7/3/01(a)                                            5,000,298
                                                                  ------------------
                                                                         120,992,458
-------------------------------------------------------------------------------------
Repurchase Agreement(b)  0.9%
     7,003    Goldman Sachs & Co., 4.09% dated 6/29/01 due
               7/3/01 in the amount of $7,006,182 value of
               collateral including accrued interest $7,143,061
               (cost $7,003,000)                                           7,003,000
                                                                  ------------------
              Total Investments  99.4%
               (amortized cost $777,755,369(c))                          777,755,369
              Other assets in excess of liabilities  0.6%                  4,484,451
                                                                  ------------------
              Net Assets  100%                                    $      782,239,820
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

    26                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Assets and Liabilities

                                                                    June 30, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 777,755,369
Receivable for Fund shares sold                                        29,698,409
Interest receivable                                                     5,398,722
Prepaid expenses                                                            6,119
                                                                    -------------
      Total assets                                                    812,858,619
                                                                    -------------
LIABILITIES
Payable to custodian                                                        1,258
Payable for Fund shares repurchased                                    30,037,905
Management fee payable                                                    262,375
Accrued expenses and other liabilities                                    229,074
Distribution fee payable                                                   81,992
Dividends payable                                                           6,195
                                                                    -------------
      Total liabilities                                                30,618,799
                                                                    -------------
NET ASSETS                                                          $ 782,239,820
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $   7,822,398
   Paid-in capital in excess of par                                   774,417,422
                                                                    -------------
Net assets, June 30, 2001                                           $ 782,239,820
                                                                    -------------
                                                                    -------------
Net asset value, offering price and redemption price per share
   ($782,239,820 / 782,239,820 shares of beneficial interest
   ($.01 par value) issued and outstanding)                                 $1.00
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     27

      COMMAND Account         COMMAND Government Fund
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    June 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                      $44,396,560
                                                                    -------------
Expenses
   Management fee                                                      3,026,862
   Distribution fee                                                      945,894
   Transfer agent's fees and expenses                                    104,000
   Custodian's fees and expenses                                          78,000
   Reports to shareholders                                                55,000
   Registration fees                                                      43,000
   Audit fee                                                              27,000
   Legal fees and expenses                                                16,000
   Trustees' fees and expenses                                            11,000
   Miscellaneous                                                          12,492
                                                                    -------------
      Total expenses                                                   4,319,248
                                                                    -------------
Net investment income                                                 40,077,312
                                                                    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              93,318
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $40,170,630
                                                                    -------------
                                                                    -------------

    28                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2001               2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    40,077,312    $    36,602,006
   Net realized gain on investment
      transactions                                       93,318             23,360
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     40,170,630         36,625,366
                                                ---------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (40,170,630)       (36,625,366)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed            3,387,649,746      3,360,155,858
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  40,163,958         36,624,690
   Cost of shares reacquired                     (3,332,937,640)    (3,423,806,329)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Fund share transactions                        94,876,064        (27,025,781)
                                                ---------------    ---------------
Total increase (decrease)                            94,876,064        (27,025,781)
NET ASSETS
Beginning of year                                   687,363,756        714,389,537
                                                ---------------    ---------------
End of year                                     $   782,239,820    $   687,363,756
                                                ---------------    ---------------
                                                ---------------    ---------------

    See Notes to Financial Statements                                     29

      COMMAND Account         COMMAND Government Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  1.000
Net investment income and net realized gains                             0.054
Dividends and distributions to shareholders                             (0.054)
                                                                  ----------------
Net asset value, end of year                                          $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           5.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $782,240
Average net assets (000)                                              $756,716
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .57%
   Expenses, excluding distribution and service (12b-1) fees               .45%
   Net investment income                                                  5.30%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    30                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Financial Highlights Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2000           1999           1998           1997
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.051          0.046          0.051          0.049
   (0.051)        (0.046)        (0.051)        (0.049)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     5.23%          4.74%          5.20%          4.97%
 $687,364       $714,390       $608,727       $528,469
 $714,655       $739,779       $562,693       $534,580
      .58%           .56%           .56%           .63%
      .45%           .44%           .44%           .51%
     5.12%          4.63%          5.08%          4.84%

    See Notes to Financial Statements                                     31

      COMMAND Account         COMMAND Government Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Government Fund (the 'Fund') at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2001

    32                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
ALABAMA  1.7%
                                Mobile Ind. Dev. Rev. Bd.,
                                 Alabama Pwr. Co., A.M.T.,
                                 F.R.D.D.,
VMIG1          $    4,400        3.55%, 7/2/01, Ser. 2001A          $     4,400,000
                                Montgomery Ind. Dev. Bd., Poll.
                                 Ctrl. Rev., General Electric Co.
                                 Proj., T.E.C.P.,
P1                 25,500        2.70%, 8/7/01, Ser. 90                  25,500,000
                                                                    ---------------
                                                                         29,900,000
-------------------------------------------------------------------------------------
ARIZONA  0.6%
                                Roaring Fork Municipal Prods.
                                 LLC, F.R.W.D., A.M.T.,
VMIG1              10,780        2.93%, 7/5/01, Ser. 00-20               10,780,000
-------------------------------------------------------------------------------------
ARKANSAS  0.5%
                                Arkansas Hosp. Equip. Fin. Auth.
                                 Rev., AHA Pooled Fin. Prog.,
                                 F.R.W.D.,
A-1+*               8,000        2.85%, 7/5/01, Ser. 98A                  8,000,000
-------------------------------------------------------------------------------------
CALIFORNIA  2.7%
                                California Higher Ed. Ln. Auth.
                                 Rev., Student Ln. Rev.,
                                 A.N.N.M.T.,
VMIG1              24,000        2.62%, 7/2/00, Ser. 87B                 24,000,000
                                Student Ln. Rev., A.N.N.O.T.,
VMIG1              24,000        4.40%, 7/1/02, Ser. 87B                 24,000,000
                                                                    ---------------
                                                                         48,000,000
-------------------------------------------------------------------------------------
COLORADO  3.1%
                                Adams Cnty. Hosp. Rev., Platte
                                 Valley Med. Cntr. B, F.R.W.D.,
A-1*               10,225        2.77%, 7/5/01, Ser. 1411                10,225,000
                                Arapahoe Cnty. Multifam. Hsg.
                                 Rev., Hunters Run Proj.,
                                 F.R.W.D.,
VMIG1              25,600        2.90%, 7/5/01, Ser. 91                  25,600,000
                                Denver City & Cnty., Sngl. Fam.
                                 Mtge. Rev., Metro Mayors Caucus,
                                 A.M.T.,
SP1+*               2,290        3.30%, 6/1/02, Ser. 01C                  2,290,000

    See Notes to Financial Statements                                     33

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                NBC Metropolitan Dist., G.O.,
A-1*           $    2,700       4.30%, 12/1/01, Ser. 00             $     2,700,000
                                Roaring Fork Municipal Prods.
                                 LLC, F.R.W.D., A.M.T.,
A-1+*               7,595        2.93%, 7/5/01, Ser. 00-7                 7,595,000
                                Wheat Ridge Ind. Dev. Rev., Var.
                                 Adolph Coors Co. Proj.,
                                 F.R.W.D., A.M.T.,
A-1+*               5,000        2.90%, 7/5/01, Ser. 1993                 5,000,000
                                                                    ---------------
                                                                         53,410,000
-------------------------------------------------------------------------------------
CONNECTICUT  0.2%
                                Connecticut Spec. Assmt.,
                                 Unemploy. Comp. Rev.,
                                 A.N.N.O.T., F.G.I.C.,
VMIG1               3,200        4.35%, 7/1/01, Ser. 93C                  3,200,000
-------------------------------------------------------------------------------------
DELAWARE  0.5%
                                Delaware Econ. Dev. Auth. Rev.
                                 Delmarva Pwr. & Light Co.,
                                 A.M.T.,
VMIG1               8,000        3.65%, 7/2/01, Ser. 87A                  8,000,000
-------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA  2.1%
                                District Columbia Hsg. Fin.
                                 Agcy., Sngl. Fam. Mtge. Rev.,
                                 A.M.T.,
SP1+*              11,400        3.50%, 3/25/02, Ser. 2001C              11,400,000
                                Metropolitan Airport Auth.,
                                 A.M.T., T.E.C.P.,
A-1+*              24,000        3.40%, 8/22/01, Ser. 99A                24,000,000
                                Mun. Secs. Trust, F.S.A.,
A-1*                1,100        3.35%, 7/2/01, Ser. 00-92                1,100,000
                                                                    ---------------
                                                                         36,500,000
-------------------------------------------------------------------------------------
FLORIDA  8.7%
                                Alachua Cnty. Hsg. Fin. Auth.,
                                 University Cove Apts. Proj.,
                                 F.R.W.D., A.M.T.,
VMIG1               4,620        2.95%, 7/5/01, Ser. 2001                 4,620,000

    34                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Capital Proj. Fin. Auth. Florida
                                 Rev., AAAE Airports Proj.,
                                 F.R.W.D.,
VMIG1          $   26,565        2.85%, 7/4/01, Ser. H              $    26,565,000
                                Florida St. Brd. of Ed. Pub. Ed.,
                                 S.G.A., F.R.D.D.,
A-1+*               1,800        3.35%, 7/2/01, Ser. 102                  1,800,000
                                Highlands Cnty. Hlth. Fac. Auth.,
                                 Adventist Hlth. Sys., M.B.I.A.,
                                 F.R.W.D.,
VMIG1               8,100        2.77%, 7/5/01, Ser. 2000A                8,100,000
                                Orange Cnty., Hlth. Fac. Auth.,
                                 Adventist Hlth. Sys. Sunbelt,
                                 F.R.W.D., F.S.A.,
A-1+*              52,375        2.93%, 7/5/01, Ser. 98171               52,375,000
                                Hosp. Assoc. Hlth. Facs. Ln.,
                                 F.R.W.D.,
VMIG1              48,400        2.85%, 7/5/01, Ser. 00A                 48,400,000
                                Sunshine St. Gov't. Fin. Com.
                                 Paper, Rev. Notes, T.E.C.P.,
A-1+*              10,000        2.80%, 8/9/01, Ser. C                   10,000,000
                                                                    ---------------
                                                                        151,860,000
-------------------------------------------------------------------------------------
GEORGIA  2.4%
                                Burke Cnty. Dev. Auth.,
                                 Oglethorpe Pwr. Corp., T.E.C.P.,
                                 A.M.B.A.C.,
VMIG1              12,000        2.70%, 8/7/01, Ser. 98                  12,000,000
                                Cobb Cnty. Ind. Dev. Auth., Inst.
                                 of Nuclear Pwr., F.R.W.D.,
CPS1               10,000        2.70%, 7/4/01, Ser. 98                  10,000,000
                                Cobb Cnty. Multifam. Hsg. Rev.,
                                 Terrell Mill II Assoc.,
                                 F.R.W.D.,
A-1+*              10,600        2.80%, 7/5/01, Ser. 93                  10,600,000
                                Gwinett Cnty. Dev. Auth.,
                                 Wesleyan Sch. Proj., F.R.W.D.,
CPS1               10,000        2.70%, 7/4/01, Ser. 99                  10,000,000
                                                                    ---------------
                                                                         42,600,000
-------------------------------------------------------------------------------------
HAWAII  0.2%
                                Hawaii St., G.O.,
NR                  3,000        6.00%, 9/1/01, Ser. CK                   3,013,124

    See Notes to Financial Statements                                     35

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
IDAHO  0.5%
                                Boise City Hsg. Auth. Rev.,
                                 A.M.T., B.A.N., F.G.I.C.,
NR             $    8,000        4.70%, 10/1/01, Ser. 2000          $     8,000,000
-------------------------------------------------------------------------------------
ILLINOIS  15.4%
                                Chicago, M.E.R.L.O.T.,
                                 A.M.B.A.C.,
VMIG1              13,000        2.80%, 7/4/01, Ser. A43                 13,000,000
                                Sr. Lein Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1              14,385        2.80%, 7/5/01, Ser. 00TT                14,385,000
                                Stockyards Ind. Proj., F.R.W.D.,
A-1+*              12,400        2.75%, 7/4/01, Ser. 96A                 12,400,000
                                Gurnee Ind. Dev. Rev.,
                                 Sterigenics Int'l. Proj.,
                                 F.R.W.D., A.M.T.,
A-1*                6,460        2.85%, 7/5/01, Ser. 96                   6,460,000
                                Illinois Dev. Fin. Auth. Rev.,
                                 A.M.B.A.C., F.R.W.D.,
VMIG1               5,000        2.85%, 7/4/01, Ser. 99A                  5,000,000
VMIG1              22,000        2.85%, 7/4/01, Ser. 99B                 22,000,000
                                American College of Surgeons,
                                 F.R.W.D.,
A-1+*              15,200        2.80%, 7/6/01, Ser. 96                  15,200,000
                                Evanston Hosp. Corp., F.R.W.D.,
VMIG1               8,000        2.15%, 7/3/01, Ser. 2001A                8,000,000
                                Illinois Ed. Fac. Auth. Rev.,
                                 Univ. of Chicago, T.E.C.P.,
P1                 25,000        3.10%, 8/16/01                          25,000,000
P1                 15,000        3.25%, 10/4/01                          15,000,000
                                Illinois Hlth. Fac. Auth.,
                                 Evanston Hosp. Corp. Prog.,
                                 2.80%, 5/15/02, Ser. 92
VMIG1              34,000        A.N.N.M.T.                              34,000,000
VMIG1              20,000        3.40%, 8/15/01, Ser. 95 T.E.C.P.        20,000,000
                                Central Baptist Home,
VMIG1               7,100        2.77%, 7/5/01, Ser. 1999 B               7,100,000
                                Illinois Hsg. Dev. Auth. Rev.,
                                 Homeowner Mtge., F.R.W.D.,
                                 M.E.R.L.O.T., A.M.T.,
VMIG1              11,985        2.85%, 7/5/01, Ser. 00V                 11,985,000

    36                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Mun. Secs. Trust, Illinois Toll
                                 Hwy. Auth., F.S.A., F.R.W.D.,
A-1*           $   11,700        2.73%, 7/4/01, Ser. 98-67          $    11,700,000
                                Peoria Cnty. Sewage Fac. Rev.,
                                 Caterpillar, Inc. Proj., A.M.T.,
                                 F.R.W.D.,
P1                  4,300        2.93%, 7/5/01, Ser. 00                   4,300,000
                                SSM Health Care, M.B.I.A.,
A-1+*               4,410        3.10%, 7/23/01, Ser. 98B                 4,410,000
                                Wheeling Multifam. Hsg. Rev.,
                                 Woodland Creek II, F.R.W.D.,
                                 F.S.A.,
SP1+*              17,655        2.80%, 7/6/01, Ser. 90                  17,655,000
                                Woodridge, Dupage & Will Cntys.,
                                 Multifam. Hsg. Rev., Hinsdale
                                 Lake Terr. Apts., F.R.W.D.,
                                 F.S.A.,
A-1+*              20,760        2.80%, 7/6/01, Ser. 90                  20,760,000
                                                                    ---------------
                                                                        268,355,000
-------------------------------------------------------------------------------------
INDIANA  1.8%
                                Mount Vernon, Gen. Electric Co.
                                 Proj., T.E.C.P.,
P1                  6,900        2.80%, 8/8/01, Ser. 89A                  6,900,000
                                Porter Cnty., Temp. Loan
                                 Warrants,
NR                  5,000        3.80%, 12/31/01                          5,008,503
                                St. Joseph Cnty. Hosp. Fac.,
                                 Memorial Hosp. of South Bend,
NR                 10,000        7.00%, 8/15/01, Ser. 91A (c)            10,241,845
                                Tippecanoe Cnty., Poll. Ctrl.
                                 Rev., Caterpillar, Inc. Proj.,
                                 F.R.W.D., A.M.T.,
P1                  8,750        2.88%, 7/5/01, Ser. 91                   8,750,000
                                                                    ---------------
                                                                         30,900,348

    See Notes to Financial Statements                                     37

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
IOWA  0.9%
                                Iowa Fin. Auth. Solid Waste
                                 Disposal Rev., Cedar River Paper
                                 Co., A.M.T., F.R.D.D.,
A-1+*          $    7,100        3.35%, 7/2/01, Ser. 95A            $     7,100,000
                                Sergeant Bluff Ind. Dev. Rev.,
                                 Sioux City Brick & Tile Proj.,
                                 F.R.W.D., A.M.T.,
NR                  8,480        2.95%, 7/5/01, Ser. 96C                  8,480,000
                                                                    ---------------
                                                                         15,580,000
-------------------------------------------------------------------------------------
KANSAS  0.1%
                                Johnson Cnty. Unified Sch. Dist.,
                                 A.M.B.A.C.,
NR                  1,700        5.50%, 9/1/01, Ser. 1994                 1,706,528
-------------------------------------------------------------------------------------
KENTUCKY  1.0%
                                Henderson Cnty. Ind. Dev. Rev.,
                                 Eastern Alloys of KY LLC Proj.,
                                 F.R.W.D., A.M.T.,
A-1+*               5,300        2.95%, 7/5/01, Ser. 99                   5,300,000
                                Kentucky Hospital Assoc. Hlth.
                                 Fac. Loan, F.R.W.D.,
VMIG1              12,700        2.85%, 7/5/01, Ser. 2000A               12,700,000
                                                                    ---------------
                                                                         18,000,000
-------------------------------------------------------------------------------------
LOUISIANA  4.0%
                                Calcasieu Parish Ind. Dev. Brd.,
                                 Citgo. Corp., F.R.D.D., A.M.T.,
VMIG1               2,400        3.45%, 7/2/01, Ser. 94                   2,400,000
                                Louisiana Loc. Gov. Env. Fac.,
                                 Comm. Dev. Auth., Loan Fin.
                                 Prog., F.R.W.D.,
VMIG1              22,500        2.85%, 7/5/01, Ser. 2001A               22,500,000
                                Louisiana St.,
                                 G.O., F.G.I.C.,
NR                  2,000        6.00%, 8/1/01, Ser. 96A                  2,004,605
                                G.O.,
NR                  1,000        6.50%, 5/1/02, Ser. 1992A(c)             1,049,196

    38                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                New Orleans Ind. Dev. Brd., 3700
                                 Orleans LLC Proj., F.R.W.D.,
                                 A.M.T.,
A-1+*          $   10,000        2.88%, 7/5/01, Ser. 2000           $    10,000,000
                                Parish of Ascension Rev., Shell
                                 Oil Co. Proj., A.M.T., F.R.D.D.,
VMIG1               2,400        3.45%, 7/2/01, Ser. 2000                 2,400,000
                                Roaring Fork Municipal Prods.
                                 LLC, F.R.W.D., A.M.T.,
VMIG1              14,055        2.93%, 7/5/01, Ser. 00-2                14,055,000
                                W. Baton Rouge Parish Ind. Dist.
                                 Pound3, Dow Chemical Co. Proj.,
                                 T.E.C.P.,
P1                 15,000        2.85%, 8/8/01, Ser. 91                  15,000,000
                                                                    ---------------
                                                                         69,408,801
-------------------------------------------------------------------------------------
MAINE  0.2%
                                York Rev., Stonewall Realty LLC
                                 Proj., F.R.W.D., A.M.T.,
VMIG1               2,770        3.20%, 7/5/01, Ser. 99                   2,770,000
-------------------------------------------------------------------------------------
MARYLAND  0.4%
                                Roaring Fork Municipal Prods.
                                 LLC, Prince George's Cnty. Hsg.
                                 Auth., F.R.W.D., A.M.T.,
A-1+*               7,550        2.93%, 7/5/01, Ser. 00-11                7,550,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  1.4%
                                Clipper Tax Exempt Trust,
                                 A.N.N.O.T., M.B.I.A.,
                                 3.50%, 12/14/01, Ser. 2001(e)
                                (cost $5,000,000; purchased
VMIG1               5,000        2/15/01)                                 5,000,000
                                Commonwealth of MA, G.O.,
VMIG1               9,000        3.45%, 7/19/01, Ser. ZTC9                9,000,000
                                Mass. St. Dev. Fin. Agcy., Semass
                                 Proj., A.M.T., F.R.W.D.,
A-1*                4,800        3.10%, 7/4/01, Ser. A                    4,800,000
A-1*                2,540        3.10%, 7/4/01, Ser. B                    2,540,000
                                Seekonk, B.A.N.,
NR                  3,000        4.45%, 10/19/01                          3,009,225
                                                                    ---------------
                                                                         24,349,225

    See Notes to Financial Statements                                     39

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
MICHIGAN  1.3%
                                Michigan Strategic Fund, Dow
                                 Chemical Co. Proj., F.R.D.D.,
                                 A.M.T.,
P1             $    8,100        3.50%, 7/2/01, Ser. 99             $     8,100,000
                                Michigan, G.O., Sch. Loan Bd.,
VMIG1               4,000        3.20%, 10/3/01, Ser. 2001A               4,000,000
                                Walled Lake Consld. Sch. Dist.,
                                 G.O., F.R.W.D.,
VMIG1              10,000        2.83%, 7/5/01, Ser. ZTC18               10,000,000
                                                                    ---------------
                                                                         22,100,000
-------------------------------------------------------------------------------------
MINNESOTA  1.2%
                                Bloomington Port Auth. Tax Rev.,
                                 Ref. Mall of America, F.R.W.D.,
                                 F.S.A.
VMIG1              18,000        2.80%, 7/5/01, Ser. 99B                 18,000,000
                                St. Paul Hsg. & Redev. Auth.,
                                 Heating Rev., F.R.W.D.,
A-1+*               3,500        2.80%, 7/6/01, Ser. 99D                  3,500,000
                                                                    ---------------
                                                                         21,500,000
-------------------------------------------------------------------------------------
MISSISSIPPI  1.3%
                                Harrison Cnty. Poll. Ctrl. Rev.,
                                 Mississippi Pwr. Co. Proj.,
                                 F.R.D.D.,
A-1*                6,450        3.40%, 7/2/01, Ser. 92                   6,450,000
                                Mississippi Dev. Bank Special
                                 Oblig., M.E.R.L.O.T., F.R.W.D.,
A-1+*               7,500        2.80%, 7/5/01, Ser. A16                  7,500,000
                                Roaring Fork Municipal Prods.
                                 LLC, Mississippi Home Corp.,
                                 A.M.T., F.R.W.D.,
VMIG1               8,670        2.93%, 7/5/01, Ser. 00-18                8,670,000
                                                                    ---------------
                                                                         22,620,000
-------------------------------------------------------------------------------------
MISSOURI  1.8%
                                Capital Proj. Fin. Auth.,
                                 M.B.I.A.,
NR                  1,500        4.25%, 6/1/02, Ser. I                    1,518,152

    40                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Kansas City Ind. Dev. Auth., KC
                                 Air Cargo Svcs. Proj., F.R.W.D.,
                                 A.M.T.,
A-1*           $    7,300        2.83%, 7/5/01, Ser. 00             $     7,300,000
                                Roaring Fork Municipal Prods.
                                 LLC, F.R.W.D., A.M.T.,
A-1*               21,790        2.93%, 7/5/01, Ser. 003                 21,790,000
                                                                    ---------------
                                                                         30,608,152
-------------------------------------------------------------------------------------
NEVADA  0.3%
                                Clark Cnty., Trans. Improv.
                                 Bonds, A.M.B.A.C.,
NR                  5,000        6.00%, 6/1/02, Ser. 1992A(c)             5,143,677
-------------------------------------------------------------------------------------
NEW JERSEY  2.1%
                                Jersey City, G.O., B.A.N.,
SP1+*              21,500        4.60%, 9/14/01                          21,508,461
                                Montgomery Twp., G.O., B.A.N.,
NR                  4,155        3.75%, 2/5/02                            4,164,625
                                Trenton, G.O.,
M1G1                5,000        3.625%, 12/20/01                         5,005,154
                                Upper Deerfield Twp., Brd. of
                                 Ed.,
NR                  6,172        3.50%, 8/8/01                            6,172,635
                                                                    ---------------
                                                                         36,850,875
-------------------------------------------------------------------------------------
NEW MEXICO  0.7%
                                Roaring Fork Municipal Prods.
                                 LLC, F.R.W.D., A.M.T.,
A-1+*              12,125        2.93%, 7/5/01, Ser. 00-1                12,125,000
-------------------------------------------------------------------------------------
OHIO  7.4%
                                Clinton Cnty. Hosp. Rev., Ohio
                                 Hosp. Cap. Fin., F.R.W.D.,
A-1+*              32,300        2.85%, 7/5/01, Ser. 98                  32,300,000
                                Cuyahoga Cnty. Hosp. Rev., W. O.
                                 Walker Ctr. Inc., A.M.B.A.C.,
                                 F.R.W.D.,
A-1*               11,690        2.77%, 7/5/01, Ser. 98II                11,690,000

    See Notes to Financial Statements                                     41

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Dublin, City Sch. Dist., B.A.N.,
MIG1           $    4,600       3.215%, 12/12/01, Ser. 2001         $     4,606,952
                                Eastlake Ind. Dev. Rev., Astro
                                 Model Dev. Corp. Proj.,
                                 F.R.W.D., A.M.T.,
NR                  2,910        2.95%, 7/5/01, Ser. 96                   2,910,000
                                Granville Exmp. Village Sch.
                                 Dist., B.A.N.,
NR                  7,000        3.59%, 12/6/01, Ser. 01                  7,012,996
                                Mahoning Cnty. Hosp. Fac. Rev.,
                                 Forum Hlth. Oblig. Grp. B,
                                 F.R.W.D., M.B.I.A.
VMIG1              10,000        2.75%, 7/5/01, Ser. 97B                 10,000,000
                                Mason, City Sch. Dist., B.A.N.,
MIG1               37,135        3.81%, 9/17/01, Ser. 2001B              37,175,606
                                Ohio Elem. & Sec. Ed. Cap. Fac.,
                                 F.S.A.,
NR                  5,000        5.00%, 12/1/01, Ser. 97B                 5,034,714
                                Ohio Hsg. Fin. Agcy., Multifam.
                                 Hsg. Rev., 10 Wilmington Pl.
                                 Prog., F.R.W.D., F.S.A.,
A-1+*               8,945        2.80%, 7/6/01, Ser. B                    8,945,000
                                Pickerington Local Sch. Dist.,
                                 B.A.N.,
MIG1               10,000        3.20%, 12/14/01, Ser. 01                10,011,565
                                                                    ---------------
                                                                        129,686,833
-------------------------------------------------------------------------------------
OKLAHOMA  1.2%
                                Oklahoma Dev. Fin. Auth. Rev.,
                                 Samuel Roberts Noble Inc.,
NR                  2,800        5.00%, 5/1/02, Ser. 2001                 2,848,334
                                Rural Enterprises of Oklahoma
                                 Inc., OK Gov. Fin. Proj.,
                                 F.R.W.D.,
VMIG1              12,000        2.85%, 7/5/01, Ser. 2000A               12,000,000
                                Tulsa Pkg. Auth. Rev., Williams
                                 Ctr. Proj., S.E.M.M.T.,
VMIG1               6,040        3.10%, 11/15/01, Ser. 87A                6,040,000
                                                                    ---------------
                                                                         20,888,334

    42                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
OREGON  0.8%
                                Oregon St. Hlth. Hsg. Ed., &
                                 Cult. Fac. Auth., Peacehealth,
                                 F.R.W.D., M.B.I.A.
VMIG1          $   14,600        2.76%, 7/5/01, Ser. 1998           $    14,600,000
-------------------------------------------------------------------------------------
PENNSYLVANIA  1.1%
                                Delaware River Port Auth. PA & NJ
                                 Rev., M.E.R.L.O.T., F.G.I.C.,
                                 F.R.W.D.,
VMIG1               2,500        2.70%, 7/5/01, Ser. 00-B4                2,500,000
                                Emmaus Gen. Auth. Rev., Loan
                                 Prog., F.R.W.D., F.S.A.,
A-1+*               6,400        2.76%, 7/5/01, Ser. 2000A                6,400,000
                                Lancaster Cnty. Hosp. Auth. Rev.,
                                 Willow Valley Lakes, F.R.W.D.,
                                 M.B.I.A.,
A-1+*               9,735        2.76%, 7/5/01, Ser. 1998B                9,735,000
                                Univ. of Pittsburgh, M.B.I.A.,
NR                    970        6.25%, 6/1/02, Ser. 1992B(c)             1,015,262
                                                                    ---------------
                                                                         19,650,262
-------------------------------------------------------------------------------------
RHODE ISLAND  0.4%
                                Rhode Island St., G.O.,
                                 Consolidated Capital Dev. Loan,
NR                  3,455        4.25%, 9/1/01, Ser. 98A                  3,455,293
                                Consolidated Capital Dev. Loan,
                                 M.B.I.A.,
NR                  4,100        5.50%, 8/1/01                            4,107,577
                                                                    ---------------
                                                                          7,562,870
-------------------------------------------------------------------------------------
SOUTH CAROLINA  1.1%
                                Columbia Wtrwks. & Swr. Sys.
                                 Rev.,
NR                  3,850        6.50%, 2/1/02, Ser. 91                   3,929,869
                                Lexington Cnty. Hlth. Svcs. Dist.
                                 Hosp. Rev., Dist. Inc. Hosp.
                                 Rev., F.S.A.,
NR                  4,275        6.75%, 10/1/01, Ser. 91(c)               4,396,067

    See Notes to Financial Statements                                     43

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Lexington Cnty. Joint Mun. Wtr. &
                                 Swr. Sys., B.A.N.,
NR             $    7,500        4.50%, 4/25/02, Ser. 2001A         $     7,568,097
                                South Carolina Pub. Svcs. Auth.,
                                 T.E.C.P.,
P1                  3,500        2.75%, 8/8/01                            3,500,000
                                                                    ---------------
                                                                         19,394,033
-------------------------------------------------------------------------------------
SOUTH DAKOTA  0.5%
                                Grant Cnty., Otter Tail Pwr. Co.
                                 Proj., F.R.W.D.,
VMIG1               8,000        2.95%, 7/6/01, Ser. 1993                 8,000,000
-------------------------------------------------------------------------------------
TENNESSEE  11.6%
                                Dickson Cnty., Renaissance
                                 Learning Ctr. Proj., F.R.W.D.,
CPS1               15,300        2.70%, 7/4/01, Ser. 97                  15,300,000
                                Morgan Keegan Mun. Prods. Inc.,
                                 Hsg. Dev. Agcy., A.M.T.,
                                 F.R.W.D.,
A-1+*              74,145        2.98%, 7/5/01, Ser. CN1                 74,145,000
                                Metro Nashville Airport Auth.,
                                 F.G.I.C.,
A-1+*              60,000        3.60%, 7/19/01, Ser. 2001A              60,000,000
                                Shelby Cnty. Hlth. Ed. & Hsg.
                                 Fac. Bd. Rev., Baptist Mem.
                                 Hosp. Proj., T.E.C.P.,
A-1+*               8,000        3.35%, 7/27/01, Ser. 2000                8,000,000
                                Sumner Cnty. Hlth. Ed.& Hsg. Bd.
                                 Rev., Hosp. Alliance Pool,
                                 F.R.W.D.,
A-1+*              45,000        2.80%, 7/5/01, Ser. 99A                 45,000,000
                                                                    ---------------
                                                                        202,445,000
-------------------------------------------------------------------------------------
TEXAS  12.1%
                                Bexar Cnty. Hsg. Fin. Corp.,
                                 Perrin Park Apt., F.R.W.D.,
                                 A.M.T.,
VMIG1              10,375        2.91%, 7/5/01, Ser. 96                  10,375,000

    44                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Brazos River Harbor Nav. Dist.
                                 Rev., Dow Chemical Co. Proj.,
                                 F.R.D.D., A.M.T.,
P1             $      100        3.50%, 7/2/01, Ser.92 A            $       100,000
                                Dow Chemical Co. Proj., T.E.C.P.,
                                 F.R.W.D.,
P1                 15,900        3.45%, 7/17/01, Ser. 91                 15,900,000
P1                 18,700        3.20%, 7/23/01, Ser. 91                 18,700,000
                                Merey Sweeny Proj., A.M.T.,
                                 F.R.D.D.,
VMIG1                 900        3.45%, 7/2/01, Ser. 2001A                  900,000
                                Clipper Tax Exempt Trust, Bexar
                                 Cty., A.N.N.O.T., M.B.I.A.,
                                 3.50%, 12/14/01, Ser. 01-3(e)
                                 (cost $8,000,000; purchased
VMIG1               8,000        2/1/01)                                  8,000,000
                                Clipper Tax Exempt Trust, Texas,
                                 Dept. Hsg. & Cmty. Affairs,
                                 A.M.T., A.N.N.O.T.,
                                 3.60%, 12/14/01, Ser. 01-1(e)
                                 (cost $5,000,000; purchased
VMIG1               5,000        2/1/01)                                  5,000,000
                                Collin Cnty. Hsg. Fin. Corp.
                                 Multifam. Hsg. Rev., Huntington
                                 Apts. Proj., F.R.W.D.,
A-1+*               6,155        2.83%, 7/5/01, Ser. 96                   6,155,000
                                Desoto Ind. Dev. Auth., Solar
                                 Turbines Inc. Proj., F.R.W.D.,
P1                  7,050        2.80%, 7/5/01, Ser. 2000                 7,050,000
                                Gulf Coast Ind. Dev. Auth., Amoco
                                 Oil Co. Proj., A.M.T., F.R.D.D.,
VMIG1               1,800        3.45%, 7/2/01, Ser. 93                   1,800,000
                                Harlingen Hsg. Fin. Corp. Sngl.
                                 Fam., A.N.N.M.T.,
SP1+*               5,000        4.50%, 1/15/02, Ser. 00A                 5,000,000
                                Harris Cnty. Texas, Toll Road &
                                 Sub Lien, M.B.I.A.,
NR                  3,250       Zero Coupon, 8/15/01, Ser. 99A            3,238,567
                                Mesquite Ind. Sch. Dist.,
NR                  2,000       Zero Coupon, 8/15/01, Ser. 93             1,992,965

    See Notes to Financial Statements                                     45

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Mun. Secs. Trust, Harris Cnty.
                                 Toll Road & Sub Lien, F.R.D.D.,
                                 3.35%, 7/2/01, Ser. 126(e)
                                 (cost $20,800,000; purchased
A-1*           $   20,800        4/26/01)                           $    20,800,000
                                North Central Texas Hlth. Fac.
                                 Dev., Methodist Hosp. of Dallas,
                                 A.M.B.A.C., T.E.C.P.,
VMIG1              42,100        2.90%, 7/13/01, Ser. 98                 42,100,000
                                Port Corpus Christi Ind. Dev.
                                 Corp. Env. Fac., Citgo Petroleum
                                 Corp. Proj., A.M.T., F.R.D.D.,
VMIG1               1,000        3.45%, 7/2/01, Ser. 98-2                 1,000,000
                                San Antonio Elec. & Gas Rev.,
                                 Mun. Secs., F.R.W.D.,
A-1+*               3,920        2.73%, 7/4/01, Ser. SGA 48               3,920,000
P1                  2,200        2.75%, 8/8/01, Ser. A                    2,200,000
                                San Antonio Wtr. Sys. Rev.,
                                 F.R.W.D., M.E.R.L.O.T.,
VMIG1              10,420        2.80%, 7/5/01, Ser. 00VV                10,420,000
                                Texas St., Superconducting Super
                                 Collider, F.G.I.C.,
                                 Zero Coupon, 4/1/02, Ser.
NR                  2,750        1992C(c)                                 2,691,411
                                T.R.A.N.,
MIG1               34,700        5.25%, 8/31/01, Ser. 00                 34,808,742
                                Texas St., Pub. Fin. Auth.,
                                 A.M.B.A.C.,
NR                  9,000       Zero Coupon, 10/1/01, Ser. 1992A          8,937,198
                                                                    ---------------
                                                                        211,088,883
-------------------------------------------------------------------------------------
UTAH  1.2%
                                Logan Ind. Dev. Rev., Tek Tool &
                                 Plastics Inc. Proj., A.M.T.,
                                 F.R.W.D.,
A-1*                5,000        2.83%, 7/5/01, Ser. 2000                 5,000,000
                                Salt Lake Cnty., T.R.A.N.,
NR                 12,000       3.50%, 12/28/01, Ser. 2001               12,049,456
                                Utah Cnty, T.R.A.N.,
NR                  3,150        4.00%, 12/28/01                          3,165,940
                                                                    ---------------
                                                                         20,215,396

    46                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
VERMONT  0.1%
                                Vermont Hsg. Fin. Agcy., Sngl.
                                 Fam. Hsg.,
MIG1           $    2,000        4.30%, 9/7/01, Ser. 11C            $     2,002,917
-------------------------------------------------------------------------------------
VIRGINIA  0.3%
                                Louisa Ind. Dev. Auth., Poll.
                                 Ctrl. Rev., T.E.C.P.,
VMIG1               4,000        2.90%, 8/10/01, Ser. 84                  4,000,000
                                Virginia St. Pub. Sch. Auth.,
NR                  1,305        5.00%, 8/1/01, Ser. 98A                  1,307,285
                                                                    ---------------
                                                                          5,307,285
-------------------------------------------------------------------------------------
WASHINGTON  0.3%
                                Port of Pasco Econ. Dev. Corp.,
                                 Douglas Fruit Co., A.M.T.,
                                 F.R.W.D.,
A-1*                3,825        2.95%, 7/5/01, Ser. 96                   3,825,000
                                Thurston Cnty. Sch. Dist. No. 3,
                                 F.S.A.,
NR                  1,730        5.00%, 12/1/01, Ser. 01                  1,740,890
                                                                    ---------------
                                                                          5,565,890
-------------------------------------------------------------------------------------
WEST VIRGINIA  0.9%
                                WV Hosp. Fin. Auth. Rev., Pooled
                                 Loan Prog., F.R.W.D.,
VMIG1              16,530        2.80%, 7/4/01, Ser. A                   16,530,000
-------------------------------------------------------------------------------------
WISCONSIN  4.5%
                                Appleton Sch. Dist., T.R.A.N.,
NR                 10,985        4.75%, 9/28/01                          10,994,749
                                Chippewa Falls Sch. Dist.,
                                 T.R.A.N.,
NR                  4,400        4.70%, 9/28/01, Ser. 00                  4,402,552
                                Janesville Sch. Dist., T.R.A.N.,
NR                  6,000        4.65%, 10/4/01                           6,003,749
                                Menasha Joint Sch. Dist.,
                                 T.R.A.N.,
NR                  3,900        4.50%, 10/1/01                           3,900,756

    See Notes to Financial Statements                                     47

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description(a)                      Value (Note 1)
-----------------------------------------------------------------------------------------
                                Mequon & Theinsville Sch. Dist.,
                                 T.R.A.N.,
NR             $   11,000        4.50%, 9/28/01, Ser. 00-01         $    11,003,075
                                Neenah Joint Sch. Dist.,
                                 T.R.A.N.,
NR                  4,700        4.41%, 8/30/01                           4,700,224
                                New Berlin Sch. Dist., T.R.A.N.,
NR                  8,000        4.50%, 9/14/01                           8,001,562
                                Stevens Point, G.O.,
NR                  1,510        3.50%, 6/1/02, Ser. 01                   1,518,052
                                Wausau Sch. Dist., T.R.A.N.
NR                  2,700        4.625%, 9/24/01                          2,701,349
                                West Allis- West Milwaukee Sch.
                                 Dist., T.R.A.N.,
NR                  8,500        4.50%, 9/21/01                           8,501,817
                                West Bend Sch. Dist., T.R.A.N.,
NR                  1,860        3.50%, 10/15/01, Ser. 01                 1,860,524
                                Wisconsin St., G.O., F.R.W.D.,
                                 F.S.A.,
VMIG1              15,500        2.88%, 7/5/01, Ser. ZTC20               15,500,000
                                                                    ---------------
                                                                         79,088,409
                                                                    ---------------
                                Total Investments  100.6%
                                 (cost $1,754,856,842(b))             1,754,856,842
                                Liabilities in excess of other
                                 assets  (0.6%)                         (10,041,034)
                                                                    ---------------
                                Net Assets  100%                    $ 1,744,815,808
                                                                    ---------------
                                                                    ---------------

    48                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2001 Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    A.N.N.O.T.--Annual Option Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C>--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(d).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(d).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Association.
    M.E.R.L.O.T.--Municipal Exempt Receipt - Liquid Optional Tender. S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $38,800,000. The aggregate value of $38,800,000 was approximately 2.2% of net assets.
 * Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.

    See Notes to Financial Statements                                     49

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities

                                                                  June 30, 2001
--------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value    $1,754,856,842
Cash                                                                     306,835
Receivable for Fund shares sold                                       24,240,262
Interest receivable                                                   13,148,004
Prepaid expenses                                                          14,140
                                                                  --------------
      Total assets                                                 1,792,566,083
                                                                  --------------
LIABILITIES
Payable for investments purchased                                     32,001,747
Payable for Fund shares repurchased                                   14,919,063
Management fee payable                                                   607,019
Distribution fee payable                                                 178,367
Accrued expenses and other liabilities                                    42,763
Dividends payable                                                          1,316
                                                                  --------------
      Total liabilities                                               47,750,275
                                                                  --------------
NET ASSETS                                                        $1,744,815,808
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $   17,448,158
   Paid-in capital in excess of par                                1,727,367,650
                                                                  --------------
Net assets, June 30, 2001                                         $1,744,815,808
                                                                  --------------
                                                                  --------------
Net asset value, offering price and redemption price per share
   ($1,744,815,808 / 1,744,815,808 shares of beneficial
   interest
   ($.01 par value) issued and outstanding)                                $1.00
                                                                  --------------
                                                                  --------------

    50                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    June 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                      $62,320,079
                                                                    -------------
Expenses
   Management fee                                                      6,876,295
   Distribution fee                                                    2,000,432
   Transfer agent's fees and expenses                                    174,000
   Registration fees                                                      76,000
   Reports to shareholders                                                50,000
   Custodian fees and expenses                                            35,000
   Audit fee                                                              28,000
   Trustees' fees and expenses                                            16,000
   Legal fees and expenses                                                16,000
   Miscellaneous                                                          20,974
                                                                    -------------
      Total expenses                                                   9,292,701
   Less: custodian fee credit (Note 1)                                  (143,800)
                                                                    -------------
   Net expenses                                                        9,148,901
                                                                    -------------
Net investment income                                                 53,171,178
                                                                    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                               4,034
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $53,175,212
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     51

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2001               2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    53,171,178    $    47,793,872
   Net realized gain on investment
      transactions                                        4,034                 --
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     53,175,212         47,793,872
                                                ---------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (53,175,212)       (47,793,872)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed            5,491,229,037      5,489,719,243
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  53,177,112         47,791,827
   Cost of shares reacquired                     (5,228,677,799)    (5,585,155,129)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Fund share transactions                       315,728,350        (47,644,059)
                                                ---------------    ---------------
Total increase (decrease)                           315,728,350        (47,644,059)
NET ASSETS
Beginning of year                                 1,429,087,458      1,476,731,517
                                                ---------------    ---------------
End of year                                     $ 1,744,815,808    $ 1,429,087,458
                                                ---------------    ---------------
                                                ---------------    ---------------

    52                                     See Notes to Financial Statements

      COMMAND Account



                 Financial
                      Highlights


 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights

                                                                        Year
                                                                       Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $    1.000
Net investment income and net realized gains                              0.034
Dividends and distributions to shareholders                              (0.034)
                                                                  ----------------
Net asset value, end of year                                         $    1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                            3.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $1,744,816
Average net assets (000)                                             $1,600,345
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .57%
   Expenses, excluding distribution and service (12b-1) fees                .45%
   Net investment income                                                   3.32%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    54                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2000           1999           1998           1997
-------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.032          0.027          0.031          0.030
    (0.032)        (0.027)        (0.031)        (0.030)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      3.19%          2.77%          3.16%          3.05%
$1,429,087     $1,476,732     $1,332,985     $1,129,513
$1,515,352     $1,549,367     $1,279,188     $1,181,084
       .58%           .59%           .60%           .64%
       .46%           .46%           .47%           .51%
      3.15%          2.72%          3.11%          3.00%

    See Notes to Financial Statements                                     55

      COMMAND Account         COMMAND Tax-Free Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Tax-Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Tax-Free Fund (the 'Fund') at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2001

    56                                     See Notes to Financial Statements

      COMMAND Account
             Notes to Financial Statements

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Account Program of Prudential Securities Incorporated (Prudential Securities). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at June 30, 2001 include registration rights under which the Fund may demand registration by the issuer.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the
                                                                          57

      COMMAND Account
             Notes to Financial Statements Cont'd.

underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.

      Federal Income Taxes:    Each Fund intends to continue to comply with the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      Dividends:    Each Fund declares all of its net investment income as
dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.

      Custody Fee Credits:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

Note 2. Agreements
Each Fund has a management agreement with Prudential Investments Fund Management LLC (PIFM). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the

      COMMAND Account
             Notes to Financial Statements Cont'd.

Management Agreement and supervises the subadviser's performance of such services. PIFM pays for the services of PIM, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly on the following basis:

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5
  billion                 .350%          .375%         .375%

      Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC (PMFS), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. During the year ended June 30, 2001 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                                                          $4,692,000
COMMAND Government                                                     $   98,600
COMMAND Tax-Free                                                       $  173,900

      As of June 30, 2001, the following amounts were due to PMFS from the
Funds:

COMMAND Money                                                          $  402,000
COMMAND Government                                                     $    8,000
COMMAND Tax-Free                                                       $   15,000

      COMMAND Account
             Federal Income Tax Information (Unaudited)
COMMAND TAX-FREE FUND:

      We are required by the Internal Revenue Code to advise you within 60 days of the COMMAND Tax-Free Fund's fiscal year-end (June 30, 2001) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 2001, dividends paid from net investment income totaling $.034 per share were all federally tax-exempt interest dividends.

COMMAND GOVERNMENT FUND AND COMMAND MONEY FUND:
IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders, provided the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 53% and 3% of the dividends paid by the COMMAND Government Fund and COMMAND Money Fund, respectively, qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

COMMAND Funds

        Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols              Cusip       NASDAQ
COMMAND Money Fund       20050F103    CDMXX
COMMAND Tax-Free Fund    20050R107    CDFXX
COMMAND Gov't Fund       20050D108    CGMXX

CFA

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